Allowance for Loan and Lease Losses ("ALLL") (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Partial charge-offs, net of adjustments to FDIC loss share receivable and FDIC clawback payable	$ 6,200,000	$ 300,000
Provision for covered loan and lease losses	6,200,000	300,000
Impaired covered loans	38,463,000	1,854,000
FV 1 [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 0	$ 0